Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 16
Entity Central Index Key	0001067442
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
PGIM Income Builder Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Income Builder Fund
Class Name	Class A
Trading Symbol	PCGAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of PGIM Income Builder Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Income Builder Fund—Class A	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 231,381,592
Holdings Count | Holdings	67
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STA TIST ICS AS OF 4/30/2025?
Fund’s net assets	$ 231,381,592
Number of fund holdings	67
Portfolio turnover rate for the period	15%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S H
O
LDIN
G
S AS OF 4/30/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Funds - Fixed Income	25.2%
Affiliated Mutual Funds - Domestic Equity	23.6%
Affiliated Exchange-Traded Funds - Fixed Income	19.6%
Affiliated Mutual Funds - International Equity	12.4%
Unaffiliated Exchange-Traded Funds - Fixed Income	5.0%
Affiliated Mutual Funds - Short-Term Investment (0.1% represents investments purchased with collateral from securities on loan)	1.4%
Aerospace & Defense	1.3%
Oil, Gas & Consumable Fuels	1.2%
Banks	1.0%
Biotechnology	0.9%
Industry Classification	% of Net Assets
Electric Utilities	0.8%
Diversified Telecommunication Services	0.6%
Semiconductors & Semiconductor Equipment	0.5%
Insurance	0.5%
IT Services	0.5%
Others*	5.9%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Income Builder Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Income Builder Fund
Class Name	Class C
Trading Symbol	PCCFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of PGIM Income Builder Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Income Builder Fund—Class C	$56	1.11%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%
Net Assets	$ 231,381,592
Holdings Count | Holdings	67
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FU ND ST ATIS TICS AS OF 4/30/2025?
Fund’s net assets	$ 231,381,592
Number of fund holdings	67
Portfolio turnover rate for the period	15%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE
FUN
D’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Funds - Fixed Income	25.2%
Affiliated Mutual Funds - Domestic Equity	23.6%
Affiliated Exchange-Traded Funds - Fixed Income	19.6%
Affiliated Mutual Funds - International Equity	12.4%
Unaffiliated Exchange-Traded Funds - Fixed Income	5.0%
Affiliated Mutual Funds - Short-Term Investment (0.1% represents investments purchased with collateral from securities on loan)	1.4%
Aerospace & Defense	1.3%
Oil, Gas & Consumable Fuels	1.2%
Banks	1.0%
Biotechnology	0.9%
Industry Classification	% of Net Assets
Electric Utilities	0.8%
Diversified Telecommunication Services	0.6%
Semiconductors & Semiconductor Equipment	0.5%
Insurance	0.5%
IT Services	0.5%
Others*	5.9%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Income Builder Fund - Class R
Shareholder Report [Line Items]
Fund Name	PGIM Income Builder Fund
Class Name	Class R
Trading Symbol	PCLRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R shares of PGIM Income Builder Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Income Builder Fund—Class R	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Net Assets	$ 231,381,592
Holdings Count | Holdings	67
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STA TIST ICS AS OF 4/30/2025?
Fund’s net assets	$ 231,381,592
Number of fund holdings	67
Portfolio turnover rate for the period	15%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Funds - Fixed Income	25.2%
Affiliated Mutual Funds - Domestic Equity	23.6%
Affiliated Exchange-Traded Funds - Fixed Income	19.6%
Affiliated Mutual Funds - International Equity	12.4%
Unaffiliated Exchange-Traded Funds - Fixed Income	5.0%
Affiliated Mutual Funds - Short-Term Investment (0.1% represents investments purchased with collateral from securities on loan)	1.4%
Aerospace & Defense	1.3%
Oil, Gas & Consumable Fuels	1.2%
Banks	1.0%
Biotechnology	0.9%
Industry Classification	% of Net Assets
Electric Utilities	0.8%
Diversified Telecommunication Services	0.6%
Semiconductors & Semiconductor Equipment	0.5%
Insurance	0.5%
IT Services	0.5%
Others*	5.9%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Income Builder Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Income Builder Fund
Class Name	Class Z
Trading Symbol	PDCZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of PGIM Income Builder Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Income Builder Fund—Class Z	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
Net Assets	$ 231,381,592
Holdings Count | Holdings	67
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND S TATIS TICS AS OF 4/30/2025?
Fund’s net assets	$ 231,381,592
Number of fund holdings	67
Portfolio turnover rate for the period	15%

Holdings [Text Block]
WHAT ARE SOME CHARAC
TER
ISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Funds - Fixed Income	25.2%
Affiliated Mutual Funds - Domestic Equity	23.6%
Affiliated Exchange-Traded Funds - Fixed Income	19.6%
Affiliated Mutual Funds - International Equity	12.4%
Unaffiliated Exchange-Traded Funds - Fixed Income	5.0%
Affiliated Mutual Funds - Short-Term Investment (0.1% represents investments purchased with collateral from securities on loan)	1.4%
Aerospace & Defense	1.3%
Oil, Gas & Consumable Fuels	1.2%
Banks	1.0%
Biotechnology	0.9%
Industry Classification	% of Net Assets
Electric Utilities	0.8%
Diversified Telecommunication Services	0.6%
Semiconductors & Semiconductor Equipment	0.5%
Insurance	0.5%
IT Services	0.5%
Others*	5.9%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Income Builder Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Income Builder Fund
Class Name	Class R6
Trading Symbol	PCGQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Income Builder Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Income Builder Fund—Class R6	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
Net Assets	$ 231,381,592
Holdings Count | Holdings	67
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND S TATIS TICS AS OF 4/30/2025?
Fund’s net assets	$ 231,381,592
Number of fund holdings	67
Portfolio turnover rate for the period	15%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Funds - Fixed Income	25.2%
Affiliated Mutual Funds - Domestic Equity	23.6%
Affiliated Exchange-Traded Funds - Fixed Income	19.6%
Affiliated Mutual Funds - International Equity	12.4%
Unaffiliated Exchange-Traded Funds - Fixed Income	5.0%
Affiliated Mutual Funds - Short-Term Investment (0.1% represents investments purchased with collateral from securities on loan)	1.4%
Aerospace & Defense	1.3%
Oil, Gas & Consumable Fuels	1.2%
Banks	1.0%
Biotechnology	0.9%
Industry Classification	% of Net Assets
Electric Utilities	0.8%
Diversified Telecommunication Services	0.6%
Semiconductors & Semiconductor Equipment	0.5%
Insurance	0.5%
IT Services	0.5%
Others*	5.9%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets